Liquidity And Management's Plans	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Liquidity And Management's Plans [Abstract]
Liquidity And Management's Plans

3. Liquidity and management's plans:

During the three months ended December 31, 2011, the Company had net income of $0.7 million. On December 31, 2011, the Company had an accumulated deficit of approximately $332.6 million and a working capital deficit of approximately $56.5 million. Cash and cash equivalents at December 31, 2011 was $0.3 million. The Company's independent auditors issued a "going concern" uncertainty on the consolidated financial statements for the year ended September 30, 2011, citing significant losses and working capital deficits at that date, which raised substantial doubt about the Company's ability to continue as a going concern.

Regulatory strategy and commercialization expenditures:

Cyrevia™

Prior studies of high-dose pulsed cyclophosphamide in the U.S. have been conducted at a limited number of large academic research hospitals and have featured non-uniform inclusion criteria and/or administration schedules. While the previous studies are important to the Company's Cyrevia™ development plan, the studies are likely not sufficient to support regulatory approval.

In September 2007, the Company conducted an initial meeting with the FDA regarding its proposed design of a clinical trial in multiple sclerosis ("MS") for Cyrevia. Since the Company's initial meeting with the FDA, a number of studies utilizing high-dose pulsed cyclophosphamide in MS has reported follow-up data, which the Company expects will provide support and guide the design of future planned clinical trial(s). The Company intends to conduct follow-up pre-investigational new drug application(s) meetings with the FDA in calendar year 2012 with regards to discuss its planned clinical trial strategy and study protocol(s) for the treatment of MS, graft-versus-host disease following bone marrow transplant, systemic sclerosis and autoimmune hemolytic anemia. Based on the FDA's input and the Company's analyses of available data, the Company anticipates filing an investigational new drug application(s) ("IND") under which the Company expects to conduct its planned clinical trials. Further, the Company plans to discuss with the FDA its plans for a Risk Evaluation and Mitigation Strategies ("REMS"), which the Company developed and mandated to accompany the treatment regime for Cyrevia.

BiovaxID®

Two Phase 2 clinical trials and one Phase 3 clinical trial have been completed studying BiovaxID for the indication of FL and MCL. Biovest is in the process of conducting clinical pre-filing discussions with domestic and international regulatory agencies to discuss the potential regulatory approval pathway for BiovaxID.

Biovest is focusing on its plans to seek regulatory approval for BiovaxID for the treatment of FL and these clinical pre-filing regulatory agency meetings are anticipated to confirm the next steps and requirements in the regulatory process. In preparing for these regulatory meetings, Biovest is continuing its analyses of the data available from its Phase 2 and Phase 3 clinical trials, so that Biovest can have as comprehensive as possible discussions regarding the safety and efficacy results for BiovaxID. In addition, Biovest continues to advance its efforts to comply with various regulatory validations and comparability requirements related to Biovest's manufacturing process and facility. Biovest also anticipates conducting separate discussions with various regulatory agencies regarding regulatory approval for BiovaxID for the treatment of MCL and Waldenstrom's Macroglobulinemia, a rare B-cell subtype of non-Hodgkin's lymphoma.

Accelerated or conditional approval may require Biovest to perform additional clinical studies as a condition to continued marketing of BiovaxID. Accordingly, should Biovest receive accelerated and/or conditional approval, clinical trial activities and related expenses may return to the levels experienced in periods prior to the application for conditional approval until any such clinical trial activity is completed. There can be no assurances that Biovest will receive accelerated or conditional approval. Biovest's ability to timely access required financing will continue to be essential to support the ongoing commercialization efforts.

SinuNasal™ Lavage System

The Company believes that SinuNasal should be regulated by the Center for Devices and Radiological Health as a prescription medical device for the treatment of patients with refractory, post-surgical chronic sinusitis ("CS"). However, in April 2010, the Office of Combination Products ("OCP") within the FDA ruled that SinuNasal is not a medical device, but rather, is a combination product with a drug primary mode of action requiring regulation by the Center for Drug Evaluation and Research. The effect of this OCP determination is to subject SinuNasal to regulatory requirements as a drug product, likely including submission of a new drug application ("NDA"), typically a much more difficult, lengthy, and expensive pathway to market as compared to clearance or approval of a medical device. In July 2010, after the OCP reconsidered and affirmed its decision, the Company appealed the ruling to a higher office within the FDA that supervises the OCP. In March 2011, the Company presented written and oral argument in connection with an appeal meeting that SinuNasal's mechanical mode of action meets the definition of a medical device and that it is not a combination product or, if it is, that the device mode of action is primary. On December 1, 2011, FDA issued its decision upholding the ruling of the OCP. The Company is now considering options such as commencing a lawsuit against the FDA seeking reversal of the OCP ruling and FDA's affirmation of that decision. There can be no assurance, however, as to the final outcome. Pending such determination, the Company is unable to determine the next potential development and/or regulatory steps to advance the Company's SinuNasal product. If the litigation is not successful, the Company's potential future development and commercialization plans for SinuNasal will require greater expense and a longer timeline than would have been the case if device regulation applied, possibly resulting in discontinuation of the project altogether.

Analytica Asset Purchase Agreement:

Upon satisfaction of all conditions, on December 15, 2011, the Company, Analytica, LA-SER Alpha Group Sarl ("LA-SER"), and Analytica LA-SER International, Inc., a wholly-owned subsidiary of LA-SER ("Newcorp" and collectively with LA-SER, the "Purchaser") closed on a definitive agreement (the "Purchase Agreement") relating to the sale of substantially all of Analytica's assets and business to the Purchaser for a maximum aggregate purchase price of up to $10.0 million, consisting of fixed and contingent payments. As part of the maximum aggregate purchase price payable by the Purchaser to Analytica, the Purchaser agreed to grant to Analytica, at no additional consideration, up to $0.6 million worth of research services as requested by the Company to support the Company's ongoing biotechnology activities.

To facilitate the closing of the Purchase Agreement (the "Closing"), Analytica and the Company did the following:

(1)	Obtained an order of the Bankruptcy Court, authorizing the Purchase Agreement and the sale and conveyance of Analytica's assets and business;

(2)	Obtained all third party consents required for the assignment of the transferred contracts and the subleases of Analytica's New York and Germany Leases;

(3)	Filed an amendment to Analytica's Articles of Incorporation changing its name from Analytica International, Inc. to Accentia Biotech, Inc.; and

(4)	Closed an agreement with Laurus/Valens (discussed below) that, inter alia, terminates and releases all of Laurus/Valens' claims, liens and security interests on Analytica's assets and business to be sold to the Purchaser.

In consideration for the sale of the assets and business, the Purchaser paid $4 million (the "Upfront Purchase Price") for the benefit of the Company directly to an agent of Laurus/Valens. In addition to the Upfront Purchase Price, the Purchaser will pay to Analytica additional earnout consideration (the "Earnout"), up to $6 million, based on Newcorp's operations following the Closing, to be paid as follows:

(1)

On March 31, 2012, the Purchaser will pay an amount, up to $1.5 million (the "1st Earnout Payment"), to Analytica, based upon a formula involving the aggregate gross revenue of Newcorp from December 15, 2011 through March 31, 2012, as well as the aggregate backlog of Newcorp's business as of March 31, 2012;

(2)

The Purchaser will pay up to $4.5 million (the "2nd Earnout Payment") to Analytica. The amount of the 2nd Earnout Payment will be calculated based upon a multiple of Newcorp's EBITDA for specified periods, with certain adjustments for payments made previously (including the Upfront Purchase Price plus the 1st Earnout Payment plus the amount of research services actually acquired by Analytica pursuant to the Purchase Agreement (up to $0.6 million)). If the 1st Earnout Payment is less than $1.5 million, the maximum amount of the 2nd Earnout Payment will be increased by an amount equal to the difference between $1.5 million and the actual 1st Earnout Payment; and

(3)

The Purchaser may, on or before March 31, 2012, elect to reduce the maximum amount of the 2nd Earnout Payment from $4.5 million to $3.0 million by paying such amount in full on or before June 30, 2012. Upon such payment, the Purchaser will not be obligated to make any further earnout payments, including the 2nd Earnout Payment.

Pursuant to the Purchase Agreement, the Company and Analytica agreed that, for five (5) years following the Closing, neither the Company, Analytica nor their subsidiaries or affiliates will engage, directly or indirectly, in the healthcare consulting business, nor will they employ any of Analytica's pre-Closing employees or representatives.

The sale of the assets and business of Analytica resulted in a gain of approximately $4.0 million during the quarter ended December 31, 2011. The initial proceeds of $4.0 million along with the 1st Earnout Payment of $1.5 million expected to be received on March 31, 2011 were used to calculate the gain. Accrued taxes of $0.4 million were recorded for estimated state and local taxes associated with the gain on this transaction.

Corps Real-Accentia:

On June 13, 2011, the Company entered into a convertible debt financing transaction with Corps Real, LLC ("Corps Real") providing for aggregate loans to the Company in the maximum amount of $4.0 million. The Company executed a secured promissory note, in the maximum principal amount of $4.0 million (the "Accentia Corps Real Note"), under which Corps Real advanced $1.0 million to the Company on each of June 13, 2011, August 1, 2011 and November 15, 2011. Corps Real advanced an additional $1.0 million to the Company on January 15, 2012. The Accentia Corps Real Note will mature on June 13, 2016, at which time all indebtedness under the Accentia Corps Real Note will be due and payable. Interest on the outstanding principal amount of the Accentia Corps Real Note accrues and is payable at a fixed rate of five percent (5%) per annum. Interest began accruing on June 13, 2011 and is payable on a quarterly basis in arrears (as to the principal amount then outstanding). The Company also entered into a security agreement with Corps Real (the "Security Agreement"). Under the Security Agreement, the Accentia Corps Real Note is secured by a first security interest in (a) 12.0 million shares of Biovest common stock owned by the Company, (b) all of the Company's contractual rights pertaining to the first product for which a NDA is filed containing BEMA Granisetron following the date of the Company's December 30, 2009 settlement agreement with BioDelivery Sciences International, Inc ("BDSI"). As part of the convertible debt financing transaction, the Company issued to Corps Real a Common Stock Purchase Warrant to purchase 5,882,353 shares of the Company's common stock with an exercise price of $0.47 per share (subject to adjustment for stock splits, stock dividends, and the like) with an expiration date of June 13, 2016.

Chapter 11 Plan of Reorganization:

On November 17, 2010 (the "Effective Date"), the Company successfully completed its reorganization and formally exited Chapter 11 as a fully restructured organization. Through the provisions of the Plan, the Company was able to restructure the majority of its debt into a combination of long-term notes and equity, while preserving common shares held by existing shareholders.

The following is a summary of certain material provisions of the Plan. The summary does not purport to be complete and is qualified in its entirety by reference to all of the provisions of the Plan.

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Laurus/Valens (Class 2): On the Effective Date, the Company issued to Laurus Master Fund, Ltd. (in liquidation) ("Laurus"), PSource Structured Debt Limited ("PSource"), Valens Offshore SPV I, Ltd. ("Valens I"), Valens Offshore SPV II, Corp. ("Valens II"), Valens U.S. SPV I, LLC ("Valens U.S.") (collectively, "Valens"), and LV Administrative Services, Inc., as administrative and collateral agent for Laurus, PSource, and Valens ("LV" and together with Laurus, PSource, Valens, and each of their respective affiliates, "Laurus/Valens") security agreements and term notes in the original aggregate principal amount of $8.8 million (the "Laurus/Valens Term Notes") in satisfaction of allowed claims prior to the Effective Date. Interest accrues on the Laurus/Valens Term Notes at the rate of eight and one-half percent (8.5%) per annum (with a twelve and one-half percent (12.5%) per annum default rate). The Laurus/Valens Term Notes are secured by a lien on all of the Company's assets, junior only to the liens granted under the Plan to holders of the Class 6 Plan Debentures (as defined below) and certain permitted liens. Also, the Company pledged to Laurus/Valens (a) all of the Company's equity interests in Analytica and (b) 20,115,818 shares of Biovest common stock owned by the Company.

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Laurus/Valens (Class 2) (continued): On December 15, 2011, in connection with the Company's sale of substantially all of the assets and business of Analytica, the Company entered into an agreement with Laurus/Valens, whereby Laurus/Valens, conditioned upon receipt of the upfront purchase price, as defined therein, in an amount of $4.0 million: (1) consented to the transactions contemplated by the purchase agreement pursuant to which we sold the assets and business of Analytica (the "Analytica Asset Purchase Agreement"), and released all liens and security interests on Analytica's assets to be sold to the purchaser; (2) waived any right to any of the earnout payable pursuant to the Analytica Asset Purchase Agreement; (3) extended the maturity date of the Company's Laurus/Valens Term Notes from May 17, 2012 and November 17, 2012 to May 17, 2013 and November 17, 2013, respectively; and (4) modified the obligation set forth in the Laurus/Valens Term Notes that previously required the Company to pay thirty percent (30%) of any capital raised by the Company to Laurus/Valens as a prepayment on the Laurus/Valens Term Notes.

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Credit Facility with Southwest Bank of St. Louis f/k/a Missouri State Bank (Class 3): On the Effective Date, the Company issued a new promissory note in an original principal amount of $4,483,284 (the "Class 3 Plan Note") to Dennis Ryll, the holder by assignment of the Company's previously-issued secured note to Southwest Bank of St. Louis f/k/a Missouri State Bank ("Southwest Bank"), in satisfaction of Southwest Bank's approved pre-Effective Date secured claims. The Company is not obligated to pay the Class 3 Plan Note in cash, and instead may pay through quarterly conversions into shares of the Company's common stock or, subject to certain conditions, by exchanging the quarterly conversion amounts into shares of Biovest common stock owned by the Company. The Class 3 Plan Note matures on August 17, 2012 and interest accrues and is payable on the outstanding principal balance of the Class 3 Plan Note from time to time at a fixed rate of six percent (6%) per annum.

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McKesson Corporation (Class 4): On the Effective Date, the Company issued a new promissory note in the original amount of $4,342,771 (the "Class 4 Plan Note") to McKesson Corporation ("McKesson") in satisfaction of McKesson's approved pre-Effective Date secured claims. The Class 4 Plan Note is payable in cash in one installment on March 17, 2014 (unless earlier accelerated), and the outstanding principal together with all accrued but unpaid interest, at a fixed rate of five percent (5%) per annum (with a ten percent (10%) per annum default rate) is due on such date. The Class 4 Plan Note is secured by a lien on 6,102,408 shares of Biovest common stock owned by the Company.

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September 2006 Debentures and Warrants (Class 5): On the Effective Date, the Company issued, in satisfaction of the secured debentures dated September 29, 2006 outstanding prior to the Effective Date, new debentures (the "Class 5 Plan Debentures") in the original aggregate principal amount of $3,109,880. The Class 5 Plan Debentures mature on May 17, 2012. The Company may (but are not obligated to) pay the Class 5 Plan Debentures in cash, or the Company may elect to pay through the conversion of outstanding principal and accrued interest into shares of the Company's common stock. Subject to certain conditions, the holders may elect to exchange amounts due pursuant to the Class 5 Plan Debentures for shares of Biovest common stock owned by the Company. Interest accrues and is payable on the outstanding principal amount under the Class 5 Plan Debentures at a fixed rate of eight and one-half percent (8.50%) per annum. On the Effective Date, the Company also executed and delivered warrants (the "Class 5 Plan Warrants") to purchase up to 2,508,960 shares of the Company's common stock or, subject to certain conditions, the holders may exercise by exchanging the Class 5 Plan Warrants for shares of Biovest common stock owned by the Company. The Class 5 Plan Warrants (a) have an exercise price of $1.50 per share (b) have an expiration date of November 17, 2013, (c) can only be exercised for cash (no cashless exercise), and (d) are subject to certain call provisions set forth in the Class 5 Plan Warrants. In connection with the Class 5 Plan Debentures and Class 5 Plan Warrants, the Company has pledged into an escrow account 14.4 million shares of the Biovest common stock held by the Company to be available to the holders (on a pro rata basis), to secure the repayment of the Class 5 Plan Debentures and the exercise of the Class 5 Plan Warrants. The pledge agreement provides that the total number of shares of Biovest common stock transferable by the Company to the holders of the Class 5 Plan Debentures, whether pursuant to the exchange of the Class 5 Plan Debentures or the exercise of the Class 5 Plan Warrants, may not exceed 14.4 million shares in the aggregate.

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February 2007 Notes and Warrants (Class 9): On the Effective Date, the Company issued, in satisfaction of the debentures dated February 28, 2007 outstanding prior to the Effective Date, new debentures (the "Class 9 Plan Debentures") in the original aggregate principal amount of $19,109,554. The Company is not obligated to pay the Class 9 Plan Debentures in cash, and instead may pay through the conversion by the holders into shares of the Company's common stock. The Class 9 Plan Debentures mature on November 17, 2012 (the "Class 9 Plan Debenture Maturity Date") and no interest will accrue on the outstanding principal balance of the Class 9 Plan Debentures. On the Effective Date, the Company also executed and delivered warrants (the "Class 9 Plan Warrants") to purchase up to 3,154,612 shares of the Company's common stock. The Class 9 Plan Warrants (a) have an exercise price of $1.50 per share, (b) have an expiration date of November 17, 2013, (c) can only be exercised for cash (no cashless exercise), and (d) are subject to certain call provisions set forth in the Class 9 Plan Warrants and the Plan.

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January 2008 Notes and Warrants (Class 13): On the Effective Date, the Company issued, in satisfaction of the convertible preferred stock outstanding prior to the Effective Date, new promissory notes (the "Class 13 Plan Notes") in the original aggregate principal amount of $4,903,644. The Class 13 Plan Notes mature on November 17, 2012 (the "Class 13 Plan Notes Maturity Date"), and no interest will accrue on the outstanding principal balance of the Class 13 Plan Notes. The Company has the option, but have no obligation to pay the Class 13 Plan Notes in cash at maturity and instead may pay through the conversion by the holders into shares of the Company's common stock. On the Effective Date, the Company also executed and delivered warrants (the "Class 13 Plan Warrants") to purchase up to 1,072,840 shares of the Company's common stock. The Class 13 Plan Warrants (a) have an exercise price of $1.50 per share, (b) have an expiration date of November 17, 2013, (c) can only be exercised for cash (no cashless exercise), and (d) are subject to certain call provisions set forth in the Class 13 Plan Warrants and the Plan.

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June 2008 Debentures and Warrants (Class 6): On the Effective Date, the Company issued in satisfaction of the secured debentures dated June 17, 2008 outstanding prior to the Effective Date, new debentures (the "Class 6 Plan Debentures") in the original aggregate principal amount of $9,730,459. The Class 6 Plan Debentures mature on November 17, 2013, and the outstanding principal together with all accrued but unpaid interest, at a fixed rate of eight and one-half percent (8.50%) per annum is due in cash on such date. Each of the Class 6 Plan Debentures is secured by a lien on certain of the Company's assets. On the Effective Date, the Company also executed and delivered warrants (the "Class 6 Plan Warrants") to purchase up to 2,979,496 shares of the Company's common stock. The Class 6 Plan Warrants (a) have an exercise price of $1.50 per share, (b) have an expiration date of November 17, 2013, (c) can only be exercised for cash (no cashless exercise), and (d) are subject to certain call provisions set forth in the Class 6 Plan Warrants and the Plan.

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Accentia Class 10 Plan Distributions: On the Effective Date, the Company became obligated to pay its unsecured creditors (holders of Class 10 claims under the Plan) approximately $2.4 million in cash (the "Class 10 Plan Distributions"). The Class 10 Plan Distributions mature on March 17, 2014, and the outstanding principal together with all accrued but unpaid interest is due on such date. Interest accrues and is payable on the outstanding principal amount under the Class 10 Plan Distributions at a fixed rate of five percent (5%) per annum.

Biovest's Chapter 11 Plan of Reorganization:

On November 17, 2010 (the "Biovest Effective Date"), Biovest emerged from Chapter 11 protection, and Biovest's Plan of Reorganization (the "Biovest Plan") became effective. In connection with its emergence from bankruptcy, Biovest entered into a $7.0 million exit financing with an accredited investor group. The exit financing provided Biovest with working capital for general corporate and research and development activities and provided Biovest with capital to meet its near-term obligations under the Biovest Plan.

The following is a summary of certain material provisions of the Biovest Plan. The summary does not purport to be complete and is qualified in its entirety by reference to all of the provisions of the Biovest Plan.

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Exit Financing: On the Biovest Effective Date, Biovest issued secured convertible notes in the aggregate principal amount of $7.04 million to twelve accredited investors (the "Buyers") along with two separate types of warrants to the investors. The Series A Warrants granted the right to purchase an aggregate of 8,733,096 shares of Biovest common stock at $1.20 per share and the Series B Warrants granted the investors the right to purchase 1,076,930 shares of Biovest common stock at $0.001 per share. On December 22, 2010, all of the Series B Exchange Warrants were exercised on a cashless basis and 1,075,622 shares of the Company's common stock were issued to the Buyers.

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Corps Real - Biovest: On the Biovest Effective Date, Biovest executed and delivered, in favor of Corps Real a secured convertible promissory note (the "Biovest Corps Real Note") in an original principal amount equal to $2,291,560, which allows Biovest to draw up to an additional $0.9 million on the Biovest Corps Real Note. The Biovest Corps Real Note replaces the $3.0 million secured line of credit promissory note dated December 22, 2008. The Biovest Corps Real Note matures on November 17, 2012 and all principal and accrued but unpaid interest is due on such date. The Biovest Corps Real Note is secured by a first priority lien on all of Biovest's assets.

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Laurus/Valens Secured Claims: On the Biovest Effective Date, Biovest issued to Laurus/Valens two new term notes. One term note, in the original aggregate principal amount of $24.9 million, was issued in compromise and satisfaction of secured claims prior to the Effective Date (the "Laurus/Valens Term A Notes"). The Laurus/Valens Term A Notes mature on November 17, 2012. A second term note, in the original aggregate principal amount of $4.16 million, was also issued in compromise and satisfaction of secured claims prior to the Effective Date (the "Laurus/Valens Term B Notes"). The Laurus/Valens Term B Notes mature on November 17, 2013. The Laurus/Valens Term A Notes and the Laurus/Valens Term B Notes are secured by a lien on all of Biovest's assets, junior only to the priority lien to Corps Real and to certain permitted liens. On November 18, 2010, Biovest prepaid the Laurus/Valens Term A Notes in an amount equal to $1.4 million from the proceeds received from the Exit Financing (discussed above).

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Plan Distributions to Unsecured Creditors (Class 8): On the Biovest Effective Date, Biovest became obligated to certain of its unsecured creditors approximately $2.7 million in cash together with interest at five percent (5%) per annum in one installment on March 27, 2014.

The Qualifying Therapeutic Discovery Project:

On October 31, 2010, the Company and Biovest, separately received notices from the U.S. Internal Revenue Service ("IRS") that the Company and Biovest were approved to receive a federal grant in the amount of approximately $0.24 million each under the Qualifying Therapeutic Discovery Project. The Qualifying Therapeutic Discovery Project tax credit is provided under new section 48D of the Internal Revenue Code enacted as part of the Patient Protection and Affordable Care Act of 2010. The credit is a tax benefit targeted to therapeutic discovery projects that show a reasonable potential to result in new therapies to treat areas of unmet medical need or prevent, detect or treat chronic or acute diseases and conditions, reduce the long-term growth of health care costs in the U.S., or significantly advance the goal of curing cancer within 30 years. Allocation of the credit will also take into consideration which projects show the greatest potential to create and sustain high-quality, high-paying U.S. jobs and to advance U.S. competitiveness in life, biological and medical sciences. The funds were awarded to support the advancement of Cyrevia™ and BiovaxID®.

Minneapolis (Coon Rapids), Minnesota Facility Lease:

On December 2, 2010, Biovest entered into a lease agreement (the "Lease") with JMS Holdings, LLC (the "Landlord") for continued use and occupancy of Biovest's existing facility in Minneapolis (Coon Rapids), Minnesota. The Lease has an initial term of ten years, with provisions for extensions thereof, and will allow Biovest to continue and to expand its operations in the Minneapolis (Coon Rapids) facility which it has occupied for over 25 years. The Lease also contains provisions regarding a strategic collaboration whereby the Landlord, with cooperation in the form of loans from the City of Coon Rapids and the State of Minnesota, has agreed to construct certain improvements to the leased premises to allow Biovest to perform good manufacturing practices ("GMP") manufacturing of biologic products in the Minneapolis (Coon Rapids) facility, with the costs of the construction to be amortized over the term of the Lease. In connection with this strategic agreement, Biovest issued to the Landlord a warrant (the "Warrant") to purchase up to one million shares of Biovest common stock, vesting 60 days from the date of issuance, with an initial exercise price of $1.21 per share and a term of five years from the earlier to occur of (i) the date that the shares underlying the Warrant become registered (Biovest has agreed to file a registration statement including the shares underlying the Warrant within one year of the date of issuance) or (ii) the date that the shares become otherwise freely-tradable pursuant to Rule 144. Resale of the underlying shares is subject to restrictions pursuant to Rule 144 and certain agreed lock-up provisions.

Additional expected financing activity:

Management intends to attempt to meet its cash requirements through proceeds from its cell culture and instrument manufacturing activities, the use of cash on hand, trade vendor credit, short-term borrowings, debt and equity financings, and strategic transactions such as collaborations and licensing. The Company's ability to continue present operations, pay its liabilities as they become due, and meet its obligations for vaccine development is dependent upon the Company's ability to obtain significant external funding in the short term. Additional sources of funding have not been established; however, additional financing is currently being sought by the Company from a number of sources, including the sale of equity or debt securities, strategic collaborations, recognized research funding programs, as well as domestic and/or foreign licensing of the Company's products. Management is currently in the process of exploring these various financing alternatives. There can be no assurance that the Company will be successful in securing such financing at acceptable terms, if at all. Accordingly, the Company's ability to continue present operations, pay the Company's existing liabilities as they become due, and the completion of the detailed analyses of the Company's clinical trial is dependent upon its ability to obtain significant external funding in the near term, which raises substantial doubt about the Company's ability to continue as a going concern. If adequate funds are not available from the foregoing sources in the near term, or if the Company determines it to otherwise be in the Company's best interest, the Company may consider additional strategic financing options, including sales of assets, or the Company may be required to delay, reduce the scope of, or eliminate one or more of its research or development programs or curtail some or all of its commercialization efforts.

2. Liquidity and management's plans:

The accompanying consolidated financial statements have been prepared on a going concern basis, which assumes the Company will realize its assets and discharge its liabilities in the normal course of business. As reflected in the accompanying consolidated financial statements, the Company incurred net losses of $15.7 million during the year ended September 30, 2011. The Company's independent auditors issued a "going concern" uncertainty on the consolidated financial statements for the year ended September 30, 2011, citing significant losses and working capital deficits at that date, which raised substantial doubt about the Company's ability to continue as a going concern. See Note 21, Subsequent Event regarding the sale of the assets and business of Analtyica and the discussion of the associated proceeds that will be used to pay down debt, in the development of the Company's product pipeline and general and administration expenses.

Regulatory strategy and commercialization expenditures

Cyrevia™

Prior studies of high-dose pulsed cyclophosphamide in the U.S. have been conducted at a limited number of large academic research hospitals and have featured non-uniform inclusion criteria and/or administration schedules. While the previous studies are important to the Company's Cyrevia™ development plan, the studies are likely not sufficient to support regulatory approval.

In September 2007, the Company conducted an initial meeting with the FDA regarding its proposed design of a clinical trial in multiple sclerosis ("MS") for Cyrevia. Since the Company's initial meeting with the FDA, a number of studies utilizing high-dose pulsed cyclophosphamide in MS has reported follow-up data, which the Company expects will provide support and guide the design of future planned clinical trial(s). The Company intends to conduct follow-up pre-investigational new drug application(s) meetings with the FDA in 2012 with regards to discuss its planned clinical trial strategy and study protocol(s) for the treatment of MS, graft-versus-host disease following bone marrow transplant, systemic sclerosis and autoimmune hemolytic anemia. Based on FDA input, the Company anticipates filing an investigational new drug application(s) ("IND") under which the Company expects based on available resources to conduct clinical trials. Further, the Company plans to discuss with the FDA its plans for a Risk Evaluation and Mitigation Strategies ("REMS") to be developed and mandated to accompany treatment with Cyrevia.

BiovaxID®

Two Phase 2 clinical trials and one Phase 3 clinical trial have been completed studying BiovaxID for the indication of FL and MCL. Biovest is in the process of conducting clinical pre-filing discussions with domestic and international regulatory agencies to discuss the potential regulatory approval pathway for BiovaxID.

Biovest is focusing on its plans to seek regulatory approval for BiovaxID for the treatment of FL and these clinical pre-filing regulatory agency meetings are anticipated to confirm the next steps and requirements in the regulatory process. In preparing for these regulatory meetings, Biovest is continuing its analyses of the data available from its Phase 2 and Phase 3 clinical trials, so that Biovest can have as comprehensive as possible discussions regarding the safety and efficacy results for BiovaxID. In addition, Biovest continues to advance its efforts to comply with various regulatory validations and comparability requirements related to Biovest's manufacturing process and facility.

Biovest also anticipates conducting separate discussions with various regulatory agencies regarding regulatory approval for BiovaxID for the treatment of MCL and Waldenstrom's Macroglobulinemia, a rare B-cell subtype of non-Hodgkin's lymphoma.

Accelerated or conditional approval may require Biovest to perform additional clinical studies as a condition to continued marketing of BiovaxID. Accordingly, should Biovest receive accelerated and/or conditional approval, clinical trial activities and related expenses may return to the levels experienced in periods prior to the application for conditional approval until any such clinical trial activity is completed. There can be no assurances that Biovest will receive accelerated or conditional approval. Biovest's ability to timely access required financing will continue to be essential to support the ongoing commercialization efforts.

SinuNasal™ Lavage System

The Company believes that SinuNasal should be regulated by the Center for Devices and Radiological Health as a prescription medical device for the treatment of patients with refractory, post-surgical chronic sinusitis ("CS"). However, in April 2010, the Office of Combination Products ("OCP") within the FDA ruled that SinuNasal is not a medical device, but rather, is a combination product with a drug primary mode of action requiring regulation by the Center for Drug Evaluation and Research. The effect of this OCP determination is to subject SinuNasal to regulatory requirements as a drug product, likely including submission of a NDA, typically a much more difficult, lengthy, and expensive pathway to market as compared to clearance or approval of a medical device. In July 2010, after the OCP reconsidered and affirmed its decision, the Company appealed the ruling to a higher office within the FDA that supervises the OCP. In March 2011, the Company presented written and oral argument in connection with an appeal meeting that SinuNasal's mechanical mode of action meets the definition of a medical device and that it is not a combination product or, if it is, that the device mode of action is primary. On December 1, 2011, FDA issued its decision upholding the ruling of the OCP. The Company is now considering options such as commencing a lawsuit against the FDA seeking reversal of the OCP ruling and FDA's affirmation of that decision. There can be no assurance, however, as to the final outcome. Pending such determination, the Company is unable to determine the next potential development and/or regulatory steps to advance the Company's SinuNasal product. If the litigation is not successful, the Company's potential future development and commercialization plans for SinuNasal will require greater expense and a longer timeline than would have been the case if device regulation applied, possibly resulting in discontinuation of the project altogether.

Corps Real-Accentia

On June 13, 2011, the Company entered into a convertible debt financing transaction with Corps Real, LLC ("Corps Real") providing for aggregate loans to the Company in the maximum amount of $4.0 million. The Company executed a secured promissory note, in the maximum principal amount of $4.0 million (the "Accentia Corps Real Note"), under which Corps Real advanced $1.0 million to the Company on June 13, 2011 and again on August 1, 2011. Corps Real advanced and agreed to advance an additional $1.0 million to the Company on each of November 15, 2011 and January 15, 2012, respectively. The Corps Real Note will mature on June 13, 2016, at which time all indebtedness under the Corps Real Note will be due and payable. Interest on the outstanding principal amount of the CorpsReal Note accrues and will be payable at a fixed rate of five percent (5%) per annum. Interest began accruing on June 13, 2011 and will be payable on a quarterly basis in arrears (as to the principal amount then outstanding).

To secure payment of the Corps Real Note, the Company also entered into a Security Agreement with Corps Real (the "Security Agreement"). Under the Security Agreement, all obligations under the Corps Real Note are secured by a first security interest in (a) 12 million shares of Biovest common stock owned by us, (b) all of the Company's contractual rights pertaining to the first product for which a new drug application ("NDA") is filed containing BEMA Granisetron following the date of the Company's December 30, 2000 Settlement Agreement with BioDelivery Sciences International, Inc ("BDSI"); provided, however, that if BEMA Granisetron is not the first BEMA-based product for which a NDA is filed with the FDA by or on behalf of BDSI following that date, then the applicable product shall be the first BEMA-based product for which a NDA is filed with the FDA by or on behalf of BDSI following the date of the settlement agreement, and (c) all attachments, additions, replacements, substitutions, and accessions and all proceeds thereof in any form.

As part of the convertible debt financing transaction, the Company also issued to Corps Real a Common Stock Purchase Warrant to purchase 5,882,353 shares of the Company's common stock (the "Corp Real Warrant") for an exercise price of $0.47 per share (subject to adjustment for stock splits, stock dividends, and the like).

Chapter 11 Plan of Reorganization

On November 17, 2010 (the "Effective Date"), the Company successfully completed its reorganization and formally exited Chapter 11 as a fully restructured organization. Through the provisions of the Plan, the Company was able to restructure the majority of its debt into a combination of long-term notes and equity, while preserving common shares held by existing shareholders.

The following is a summary of certain material provisions of the Plan. The summary does not purport to be complete and is qualified in its entirety by reference to all of the provisions of the Plan.

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Laurus/Valens (Class 2): On the Effective Date, the Company issued to Laurus Master Fund, Ltd. (in liquidation) ("Laurus"), PSource Structured Debt Limited ("PSource"), Valens Offshore SPV I, Ltd. ("Valens I"), Valens Offshore SPV II, Corp. ("Valens II"), Valens U.S. SPV I, LLC ("Valens U.S."), (collectively, "Valens") and LV Administrative Services, Inc., as administrative and collateral agent for Laurus, PSource, and Valens ("LV" and together with Laurus, PSource, Valens, and each of their respective affiliates, "Laurus/Valens"), security agreements and term notes in the original aggregate principal amount of $8.8 million (the "Laurus/Valens Term Notes") in satisfaction of allowed claims prior to the Effective Date. Interest accrues on the Laurus/Valens Term Notes at the rate of eight and one-half percent (8.5%) per annum (with a twelve and one-half percent (12.5%) per annum default rate). The Laurus/Valens Term Notes mature on November 17, 2012 and may be prepaid at any time without penalty. The Laurus/Valens Term Notes are secured by a lien on all of the Company's assets, junior only to the liens granted under the Plan to holders of the Class 6 Plan Debentures (as defined below) and certain permitted liens. Also, the Company pledged to Laurus/Valens: (a) all of the Company's equity interests in Analytica and (b) 20,115,818 shares of Biovest common stock owned by the Company. On December 15, 2011, the Company closed on the definitive agreement selling all of the assets and business of Analytica. In connection with the Analytica Asset Purchase Agreement, the Company entered into an LV, as agent for and on behalf of Laurus/Valens, whereby Laurus/Valens, conditioned upon receipt of an upfront payment of the asset sales proceeds amended the terms of the Accentia Guaranty, whereby Laurus/Valens consented to the transactions contemplated by the Analytica Asset Purchase Agreement and released all liens and security interests on Analytica's assets to be sold to the Purchaser, as well as amended the terms of the Laurus/Valens Term Notes. See Subsequent Events.

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McKesson Corporation (Class 4): On the Effective Date, the Company issued a new promissory note in the original amount of $4,342,771 (the "Class 4 Plan Note") to McKesson Corporation ("McKesson") in satisfaction of McKesson's approved pre-Effective Date secured claims. The Class 4 Plan Note is payable in cash in one installment on March 17, 2014 (unless earlier accelerated), and the outstanding principal together with all accrued but unpaid interest, at a fixed rate of five percent (5%) per annum (with a ten percent (10%) per annum default rate) is due on such date. The Class 4 Plan Note is secured by a lien on 6,102,408 shares of Biovest common stock owned by the Company.

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Credit Facility with Southwest Bank of St. Louis f/k/a Missouri State Bank (Class 3): On the Effective Date, the Company issued a new promissory note in an original principal amount of $4,483,284 (the "Class 3 Plan Note") to Dennis Ryll, the holder by assignment of the Company's previously-issued secured note to Southwest Bank of St. Louis f/k/a Missouri State Bank ("Southwest Bank"), as payment of the Company obligation to Southwest Bank prior to the Effective Date. The Company is not obligated to pay the Class 3 Plan Note in cash, and instead may pay through quarterly conversions into shares of the Company's common stock or, subject to certain conditions, by exchanging the quarterly conversion amounts into shares of Biovest common stock owned by the Company. The Class 3 Plan Note matures on August 17, 2012 and interest accrues and is payable on the outstanding principal balance of the Class 3 Plan Note from time to time at a fixed rate of six percent (6%) per annum.

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September 2006 Debentures and Warrants (Class 5): On the Effective Date, the Company issued, in satisfaction of the secured debentures dated September 29, 2006 outstanding prior to the Effective Date, new debentures (the "Class 5 Plan Debentures") in the original aggregate principal amount of $3,109,880. The Class 5 Plan Debentures mature on May 17, 2012. The Company may (but are not obligated to) pay the Class 5 Plan Debentures in cash, or the Company may elect to pay through the conversion of outstanding principal and accrued interest into shares of the Company's common stock. Subject to certain conditions, the holder may elect to exchange amounts due pursuant to the Class 5 Plan Debentures for shares of Biovest common stock owned by the Company. Interest accrues and is payable on the outstanding principal amount under the Class 5 Plan Debentures at a fixed rate of eight and one-half percent (8.50%) per annum. On the Effective Date, the Company also executed and delivered warrants (the "Class 5 Plan Warrants") to purchase up to 2,508,960 shares of the Company's common stock or, subject to certain conditions, the holder may exercise by exchange the Class 5 Plan Warrants for shares of Biovest common stock owned by the Company. The Class 5 Plan Warrants (a) have an exercise price of $1.50 per share (b) a term of three (3) years from November 17, 2010, (c) can only be exercised for cash (no cashless exercise), and (d) are subject to certain call provisions set forth in the Class 5 Plan Warrants. In connection with the Class 5 Debentures and Class 5 Warrants, the Company has pledged into an escrow account 14.4 million shares of the Biovest common stock held by the Company to be available to holders (on a pro rata basis), to secure the repayment of the Class 5 Debentures and the exercise of the Class 5 Warrants. The pledge agreement provides that the total number of shares of Biovest common stock transferable by the Company to the investors in the Class 5 Debentures, whether pursuant to the exchange of the Class 5 Debentures or exercise of the Class 5 Warrants, may not exceed 14.4 million shares in the aggregate.

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February 2007 Notes and Warrants (Class 9): On the Effective Date, the Company issued, in satisfaction of the debentures dated February 28, 2007 outstanding prior to the Effective Date, new debentures (the "Class 9 Plan Debentures") in the original aggregate principal amount of $19,109,554. The Company is not obligated to pay the Class 9 Plan Debentures in cash, and instead may pay through the conversion by the holders into shares of the Company's common stock. The Class 9 Plan Debentures mature on November 17, 2012 (the "Class 9 Plan Debenture Maturity Date") and no interest will accrue on the outstanding principal balance of the Class 9 Plan Debentures. On the Effective Date, the Company also executed and delivered warrants (the "Class 9 Plan Warrants") to purchase up to 3,154,612 shares of the Company's common stock. The Class 9 Plan Warrants (a) have an exercise price of $1.50 per share, (b) a term of three (3) years from the Effective Date, (c) can only be exercised for cash (no cashless exercise), and (d) are subject to certain call provisions set forth in the Class 9 Plan Warrants and the Plan.

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January 2008 Notes and Warrants (Class 13): On the Effective Date, the Company issued, in satisfaction of the convertible preferred stock outstanding prior to the Effective Date, new promissory notes (the "Class 13 Plan Notes") in the original aggregate principal amount of $4,903,644. The Class 13 Plan Notes mature on November 17, 2012 (the "Class 13 Plan Notes Maturity Date"), and no interest will accrue on the outstanding principal balance of the Class 13 Plan Notes. The Company has the option, but have no obligation to pay the Class 13 Plan Notes in cash at maturity and instead may pay through the conversion by the holders into shares of the Company's common stock. On the Effective Date, the Company also executed and delivered warrants (the "Class 13 Plan Warrants") to purchase up to 1,072,840 shares of the Company's common stock. The Class 13 Plan Warrants (a) have an exercise price of $1.50 per share, (b) a term of three (3) years from November 17, 2010, (c) can only be exercised for cash (no cashless exercise), and (d) are subject to certain call provisions set forth in the Class 13 Plan Warrants and the Plan.

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June 2008 Debentures and Warrants (Class 6): On the Effective Date, the Company issued in satisfaction of the secured debentures dated June 17, 2008 outstanding prior to the Effective Date, new debentures (the "Class 6 Plan Debentures") in the original aggregate principal amount of $9,730,459. The Class 6 Plan Debentures mature on November 17, 2013, and the outstanding principal together with all accrued but unpaid interest, at a fixed rate of eight and one-half percent (8.50%) per annum is due in cash on such date. Each of the Class 6 Plan Debentures is secured by a lien on certain of the Company's assets. On the Effective Date, the Company also executed and delivered warrants (the "Class 6 Plan Warrants") to purchase up to 2,979,496 shares of the Company's common stock. The Class 6 Plan Warrants (a) have an exercise price of $1.50 per share, (b) an expiration date of November 17, 2013, (c) can only be exercised for cash (no cashless exercise), and (d) are subject to certain call provisions set forth in the Class 6 Plan Warrants and the Plan.

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Accentia Class 10 Plan Distributions: On the Effective Date, the Company became obligated to pay its unsecured creditors approximately $2.4 million in cash holders of Class 10 claims under the Plan (the "Class 10 Plan Distributions"). The Class 10 Plan Distributions mature on March 17, 2014, and the outstanding principal together with all accrued but unpaid interest is due on such date. Interest accrues and is payable on the outstanding principal amount under the Class 10 Plan Distributions at a fixed rate of five percent (5%) per annum. Unsecured creditors holding an aggregate of $3,287,695 in Class 10 claims elected to convert those Class 10 claims under the Plan into the Company's common stock valued at the average market price for the Company's common stock over the ten trading days preceding the Effective Date. On the Effective Date, the Company issued approximately, 2.4 million shares of the Company's common stock to these Class 10 unsecured creditors at a conversion price equal to $1.36 per share.

•	Termination of Warrants and Issuance of Shares:

On the Effective Date, all of the following warrants were terminated and cancelled pursuant to the Plan:

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the common stock purchase warrant dated August 16, 2005, issued by the Company to Laurus, for the purchase of up to 1,000,000 shares of the Company's common stock at an exercise price of $2.67 per share;

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the common stock purchase warrant dated September 29, 2006, issued by the Company to Laurus, for the purchase of up to 627,240 shares of the Company's common stock at an exercise price of $2.75 per share;

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the common stock purchase warrant dated October 31, 2007, issued by the Company to Laurus, for the purchase of up to 4,024,398 shares of the Company's common stock at an exercise price of $2.67 per share;

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the common stock purchase warrant dated January 18, 2008, issued by the Company to Valens I, for the purchase of up to 365,169 shares of the Company's common stock at an exercise price of $2.67 per share; and

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the common stock purchase warrant dated January 18, 2008, issued by the Company to Valens U.S., for the purchase of up to 196,629 shares of the Company's common stock at an exercise price of $2.67 per share.

On the Effective Date, all of the following documents were terminated pursuant to the Plan:

•	all documents evidencing or relating to loans made by Laurus/Valens to the Company prior to the Effective Date;

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that certain revolving credit agreement between Southwest Bank and the Company dated as of December 30, 2005, that certain stock pledge agreement by and between the Company and Southwest Bank dated as of June 16, 2008, and all other documents executed in connection therewith;

•	all documents evidencing or relating to loans made by McKesson to the Company prior to the Effective Date (with certain exceptions set forth in the Plan);

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all documents evidencing or relating to the 8% secured convertible debentures due September 29, 2010, issued by the Company in September 2006, in the original aggregate principal amount of $25 million;

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all documents evidencing or relating to the 8% original issue discount secured convertible debentures due June 19, 2011, issued by the Company in June 2008, in the original aggregate principal amount of $8,906,098;

•	all documents evidencing or relating to the 8% convertible debentures due February 28, 2011, issued by the Company in February 2007, in the original aggregate principal amount of $24,940,000; and

•	all documents evidencing or relating to the Company's Series A-1 convertible preferred stock, par value $1.00 per share.

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Royalty Interest Termination: On the Effective Date, the Company and Biovest entered into a royalty termination agreement, which was acknowledged by Laurus/Valens, and provides for the termination of that certain Royalty Agreement by and between the Company and Biovest, dated as of October 31, 2006, as amended by a letter agreement dated February 5, 2008, as further amended, modified or supplemented thereafter in accordance with its terms.

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Amendments to Articles of Incorporation or Bylaws: On the Effective Date, the Company amended and restated its articles of incorporation and its bylaws to incorporate provisions required by the Plan, the Confirmation Order, and/or the U.S. Bankruptcy Code. As of the Effective Date, the Company's second amended and restated articles of incorporation authorize the Company to issue up to 50,000,000 shares of preferred stock and up to 300,000,000 shares of common stock, and each share of the Company's common stock outstanding immediately before the Effective Date will, under the terms of the Plan, remain outstanding after the Effective Date. The amendments to the articles of incorporation also included an elimination of the "classified" board of directors and a provision establishing the quorum required for action to be taken at an Annual Meeting of Shareholders at one-third (33.33%) of the number of shares issued and outstanding.

Biovest's Chapter 11 Plan of Reorganization

On November 17, 2010 (the "Biovest Effective Date"), Biovest emerged from Chapter 11 protection, and Biovest's Plan of Reorganization (the "Biovest Plan") became effective. In connection with the emergence from bankruptcy, Biovest entered into a $7.0 million exit financing with an accredited investor group. The exit financing provided Biovest with working capital for general corporate and research and development activities and provided Biovest with capital to meet its near-term obligations under the Biovest Plan.

The following is a summary of certain material provisions of the Biovest Plan. The summary does not purport to be complete and is qualified in its entirety by reference to all of the provisions of the Biovest Plan.

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Exit Financing: On October 19, 2010, Biovest completed a financing as part of its Plan (the "Exit Financing"). Pursuant to the Exit Financing, Biovest issued secured convertible notes in (the "Initial Notes") and warrants to purchase shares of Biovest common stock to a total of twelve (12) accredited investors (the "Buyers"). Pursuant to the Exit Financing, Biovest issued two separate types of warrants to the Buyers, Series A Warrants (the "Initial Series A Warrants") and Series B Warrants (the "Initial Series B Warrants").

On the Biovest Effective Date: (a) the Initial Notes were exchanged pursuant to the terms of the Biovest Plan for new unsecured notes (the "Exchange Notes") in the original aggregate principal amount of $7.04 million, (b) the Initial Series A Warrants were exchanged pursuant to the terms of the Biovest Plan for new warrants with the right to purchase an aggregate of 8,733,096 shares of Biovest common stock (the "Series A Exchange Warrants"), and (c) the Initial Series B Warrants were exchanged pursuant to the terms of the Biovest Plan for new warrants to purchase a like number of shares of Biovest common stock (the "Series B Exchange Warrants"). On December 22, 2010, all of the Series B Exchange Warrants were exercised by a cashless exercise and 1,075,622 shares of Biovest common stock were issued to the Buyers.

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Corps Real - Biovest: On the Biovest Effective Date, Biovest executed and delivered in favor of Corps Real a secured convertible promissory note (the "Biovest Corps Real Convertible Note") in an original principal amount equal to $2,291,560 which allows Biovest to draw up to an additional $0.9 million on the Biovest Corps Real Convertible Note. The Biovest Corps Real Convertible Note replaces the $3.0 million secured line of credit promissory note dated December 22, 2008. The Biovest Corps Real Convertible Note matures on November 17, 2012 and all principal and accrued but unpaid interest is due on such date. The Biovest Corps Real Convertible Note is secured by a first priority lien on all of Biovest's assets.

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Laurus/Valens Secured Claims: On the Biovest Effective Date, Laurus/Valens, Biovest issued to Laurus/Valens two new term notes. One term note in the original aggregate principal amount of $24.9 million, in compromise and satisfaction of secured claims prior to the Effective Date (the "Laurus/Valens Term A Notes"). The Laurus/Valens Term A Notes mature on November 17, 2012. A second term note, in the original aggregate principal amount of $4.16 million, in compromise and satisfaction of secured claims prior to the Effective Date (the "Laurus/Valens Term B Notes"). The Laurus/Valens Term B Notes mature on November 17, 2013. The Laurus/Valens Term A Notes and the Laurus/Valens Term B Notes will be secured by a lien on all of the Biovest's assets, junior only to the priority lien to Corps Real and to certain permitted liens. On November 18, 2010, Biovest prepaid the Laurus/Valens Term A Notes in an amount equal to $1.4 million from the proceeds received from the Exit Financing (discussed above). Subsequent to this period, on December 15, 2011, the Company closed on the definitive agreement selling all assets and business of Analytica. In connection with the Analytica Asset Purchase Agreement, the Company entered into an amendment agreement with LV, as agent for and on behalf of Laurus/Valens, whereby Laurus/Valens, conditioned upon receipt of an upfront payment of the asset sales proceeds amended the terms of the Accentia Guaranty, whereby Laurus/Valens consented to the transactions contemplated by the Analytica Asset Purchase Agreement and released all liens and security interests on Analytica's assets to be sold to the Purchaser. See Subsequent Events.

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Conversion of the Company's Secured Notes: On the Biovest Effective Date, the entire pre-petition claim including accrued interest (approximately $13.5 million) due from Biovest to the Company was converted into shares of Biovest common stock at a conversion rate equal to $0.75 per share, resulting in the issuance of 17,925,720 shares of Biovest common stock.

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2008 Secured Debentures: On the Biovest Effective Date, two holders of Biovest's 2008 secured debentures, including one of Biovest's directors and an entity affiliated with the Company's CEO/Chairman, elected to convert their entire outstanding principal balance ($0.5 million) plus accrued interest into shares of Biovest common stock at a conversion rate equal to $1.66 per share resulting in the issuance of 331,456 shares of Biovest common stock. Another holder of Biovest's 2008 secured debentures, elected to convert their entire outstanding principal balance of $0.3 million plus accrued interest into 550,000 shares of Biovest common stock, issuable in eight quarterly installments of 68,750 shares, with the first installment issued on November 17, 2010. The final holder of Biovest's 2008 secured debentures, Valens U.S., received consideration for their claim in accordance with the Laurus/Valens Term A and Term B Notes previously discussed.

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Claims of Ronald E. Osman: On the Biovest Effective Date, the holder of Biovest's May 9, 2008 promissory note, Ronald E. Osman, who is a Biovest director, elected to convert the entire outstanding principal balance under the promissory note (approximately $1.0 million) plus accrued interest into shares of Biovest common stock at a conversion rate equal to $1.66 per share, resulting in the issuance of 608,224 shares of Biovest common stock.

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Plan Distributions to Unsecured Creditors (Class 8): On the Biovest Effective Date, Biovest became obligated to pay to Biovest's unsecured creditors approximately $2.7 million in cash together with interest at five percent (5%) per annum in one installment on March 27, 2014. These unsecured claims included the Pulaski Bank notes, the Southwest Bank note, and the related guarantor indemnities. This obligation has increased by $0.06 million due to an amendment made to Biovest's listing of unsecured creditors, allowing a previously unfiled claim for professional services rendered with respect to Biovest's Phase 3 clinical trial for BiovaxID®.

Also on the Biovest Effective Date, Biovest issued to holders of approximately $3.5 million in principal amount of Class 8 unsecured claims who elected to receive payment in equity as provided in the Biovest Plan a total of 2.1 million shares of Biovest common stock, at an effective conversion rate equal to $1.66 per share.

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Class 12 Equity Interests: On the Biovest Effective Date, each of Biovest's common stockholders was deemed to receive one (1) share of reorganized Biovest common stock (the "Class 12 Plan Shares") for each share of existing Biovest common stock held by such stockholder as of the Biovest Effective Date. Biovest's Class 12 Plan Shares were deemed issued pursuant to Section 1145 of the Bankruptcy Code and do not have any legend restricting the sale thereof under federal securities laws.

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April 2006 NMTC Transaction: Biovest and certain of its affiliates entered into an agreement in July 2010 (the "Worcester Restructuring Agreement") with Telesis CDE Corporation and Telesis CDE Two, LLC (collectively, "Telesis"), contingent upon submission to and approval by the Bankruptcy Court. The Worcester Restructuring Agreement effectively terminates all agreements and obligations of all parties pursuant to the New Markets Tax Credit transaction originally closed on April 25, 2006 (the "April 2006 NMTC Transaction"). In consideration for the termination, Telesis retained an unsecured claim in Biovest's Chapter 11 proceeding in the amount of $0.3 million along with a settlement payment in the amount of $85,000 to defray certain legal and administrative expenses incurred by Telesis. This Worcester Restructuring Agreement and the compromise of the outstanding claims against Biovest and its affiliates was approved by the Bankruptcy Court in an order entered on December 1, 2010. As a result, the Company's guaranty, Biovest's guaranty, and all of Biovest's subsidiary guaranties and all other obligations to all parties to the April 2006 NMTC transaction were terminated. Biovest has ceased all activities under the April 2006 NMTC Transaction and Biovest has liquidated the subsidiaries created specifically to conduct activities under the April 2006 NMTC Transaction.

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December 2006 NMTC Transaction: Biovest and certain of its affiliates entered into an agreement in July 2010 (the "St. Louis Restructuring Agreement") with St. Louis Development Corporation and Saint Louis New Markets Tax Credit Fund II, LLC (collectively, "SLDC"), contingent upon submission to and approval by the Bankruptcy Court. The St. Louis Restructuring Agreement effectively terminates all agreements and obligations of all parties pursuant to the New Markets Tax Credit transaction originally closed on December 8, 2006 (the "December 2006 NMTC Transaction"). In consideration for the termination, SLDC retained an unsecured claim in Biovest's Chapter 11 proceeding in the amount of $0.16 million along with a settlement payment in the amount of $62,000, to defray certain legal and administrative expenses incurred by SLDC. This St. Louis Restructuring Agreement and the compromise of the outstanding claims against Biovest was approved by the Bankruptcy Court in an order entered on December 1, 2010. As a result, the Company's guaranty, Biovest's guaranty, and all of Biovest's subsidiary guaranties and all other obligations to all parties to the December 2006 NMTC transaction were terminated. Biovest has ceased all activities under the December 2006 NMTC Transaction and Biovest has liquidated the subsidiaries created specifically to conduct activities under the December 2006 NMTC Transaction.

•	Termination of Warrants and Issuance of Shares:

On the Biovest Effective Date, all of the following warrants (the "Laurus/Valens Warrants") were terminated and cancelled:

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the common stock purchase warrant dated March 31, 2006, issued by Biovest to Laurus, for the purchase of up to 18,087,889 shares of Biovest common stock at an exercise price of $0.01 per share. As of November 17, 2010, warrants to purchase up to 13,371,358 shares of Biovest common stock remained outstanding and were thus terminated pursuant to the Plan; and

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the common stock purchase warrant, dated September 22, 2008, issued by Biovest to Valens U.S., for the purchase of up to 1,015,625 shares of Biovest common stock at an exercise price of $0.40 per share.

In consideration for the cancellation of the Laurus/Valens Warrants, on the Effective Date, Laurus/Valens received 14,834,782 shares of Biovest common stock (the "Laurus/Valens Plan Shares"). The Laurus/Valens Plan Shares were issued pursuant to Section 1145 of the U.S. Bankruptcy Code and do not have any legend restricting the sale thereof under federal securities laws, but the transfer thereof is subject to certain restrictions and conditions set forth in the Plan.

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Cancellation and Reduction of Royalty Interests: On the Effective Date and pursuant to the Biovest Plan, the Company terminated and cancelled all of the Company's royalty interest and Laurus/Valens reduced its royalty interest in BiovaxID and Biovest's other biologic products. As a result of the foregoing, the aggregate royalty obligation on BiovaxID® and Biovest's other biologic products was reduced from 35.25% to 6.30%. Additionally, Laurus/Valens's royalty interest on the AutovaxID® instrument was reduced from 3.0% to no obligation, including the elimination of the $7.5 million minimum royalty obligation.

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Amendments to Articles of Incorporation or Bylaws: On the Effective Date, Biovest amended and restated its articles of incorporation and its bylaws to incorporate provisions required by the Biovest Plan, the Confirmation Order, and/or the U.S. Bankruptcy Code. Pursuant to the Biovest Plan, Biovest granted Laurus/Valens the right, upon an event of default under Section 20(a) of that certain Term Loan and Security Agreement, executed on the Effective Date, by and among Laurus, the lenders party thereto, Biovest (after giving effect to any applicable grace period provided therein), to appoint and maintain one-third (1/3) of the total number of directors of Biovest (thereafter, such right to appoint directors will continue notwithstanding Biovest's cure of any such event of default until both the Laurus/Valens Term A Notes and the Laurus/Valens Term B Notes have been paid in full).

The Qualifying Therapeutic Discovery Project:

On October 31, 2010, the Company and Biovest, separately received notices from the U.S. Internal Revenue Service ("IRS") that the Company and Biovest were approved to receive a federal grant in the amount of approximately $0.24 million each under the Qualifying Therapeutic Discovery Project. The Qualifying Therapeutic Discovery Project tax credit is provided under new section 48D of the Internal Revenue Code ("IRC"), enacted as part of the Patient Protection and Affordable Care Act of 2010. The credit is a tax benefit targeted to therapeutic discovery projects that show a reasonable potential to result in new therapies to treat areas of unmet medical need or prevent, detect or treat chronic or acute diseases and conditions, reduce the long-term growth of health care costs in the U.S., or significantly advance the goal of curing cancer within 30 years. Allocation of the credit will also take into consideration which projects show the greatest potential to create and sustain high-quality, high-paying U.S. jobs and to advance U.S. competitiveness in life, biological and medical sciences. The funds were awarded to support the advancement of Cyrevia™ and BiovaxID®.

Minneapolis (Coon Rapids), Minnesota Facility Lease:

On December 2, 2010, Biovest entered into a lease agreement (the "Lease") with JMS Holdings, LLC (the "Landlord") for continued use and occupancy of Biovest's existing facility in Minneapolis (Coon Rapids), Minnesota. The Lease has an initial term of ten years, with provisions for extensions thereof, and will allow Biovest to continue and to expand its operations in the Minneapolis (Coon Rapids) facility which it has occupied for over 25 years. The Lease also contains provisions regarding a strategic collaboration whereby the Landlord, with cooperation in the form of loans from the City of Coon Rapids and the State of Minnesota, has agreed to construct certain improvements to the leased premises to allow Biovest to perform good manufacturing practices ("GMP") manufacturing of biologic products in the Minneapolis (Coon Rapids) facility, with the costs of the construction to be amortized over the term of the Lease. In connection with this strategic agreement, Biovest issued to the Landlord a warrant (the "Warrant") to purchase up to one million shares of Biovest common stock, vesting 60 days from the date of issuance, with an initial exercise price of $1.21 per share and a term of five years from the earlier to occur of (i) the date that the shares underlying the warrant become registered (Biovest has agreed to file a registration statement including the shares underlying the Warrant within one year of the date of issuance) or (ii) the date that the shares become otherwise freely-tradable pursuant to Rule 144. Resale of the underlying shares is subject to restrictions pursuant to Rule 144 and certain agreed lock-up provisions.

Additional expected financing activity:

Management intends to attempt to meet its cash requirements through proceeds from its cell culture and instrument manufacturing activities, the use of cash on hand, trade vendor credit, short-term borrowings, debt and equity financings, and strategic transactions such as collaborations and licensing. The Company's ability to continue present operations, pay its liabilities as they become due, and meet its obligations for vaccine development is dependent upon the Company's ability to obtain significant external funding in the short term. Additional sources of funding have not been established; however, additional financing is currently being sought by the Company from a number of sources, including the sale of equity or debt securities, strategic collaborations, recognized research funding programs, as well as domestic and/or foreign licensing of the Company's products. Management is currently in the process of exploring these various financing alternatives. There can be no assurance that the Company will be successful in securing such financing at acceptable terms, if at all. Accordingly, the Company's ability to continue present operations, pay the Company's existing liabilities as they become due, and the completion of the detailed analyses of the Company's clinical trial is dependent upon its ability to obtain significant external funding in the near term, which raises substantial doubt about the Company's ability to continue as a going concern. If adequate funds are not available from the foregoing sources in the near term, or if the Company determines it to otherwise be in the Company's best interest, the Company may consider additional strategic financing options, including sales of assets, or the Company may be required to delay, reduce the scope of, or eliminate one or more of its research or development programs or curtail some or all of its commercialization efforts.